FUND PROFILE

                               California Tax-Free
                                  Money Market

                                 INVESTOR CLASS

                                December 30, 1998

                         [american century logo(reg.sm)]
                                    American
                                     Century
                                ________________
                                    Brokerage
                                ________________


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 This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
 Investor Centers. See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                        CALIFORNIA TAX-FREE MONEY MARKET

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

      California Tax-Free Money Market seeks safety of principal and high current income that is exempt from California and federal income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

      The fund managers buy high-quality, cash-equivalent securities with income payments exempt from California and federal income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

      The fund managers also may buy some high-quality, cash-equivalent securities whose payments are exempt from California and regular federal income taxes, but not the federal alternative minimum tax. Cities, counties and other municipalities in California usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

      The weighted average maturity of the fund is expected to be 90 days or less.

      Additional information about California Tax-Free Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

   * An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   * Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

   * Some of the fund's income may be subject to the federal alternative minimum tax.

   * Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

      In summary, California Tax-Free Money Market is intended for investors who seek safety of principal and high current income that is exempt from California and federal income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.

   FUND PERFORMANCE

      The following bar chart shows the actual performance of the fund's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart - data below]
--------------------------------------------------------------------------------
CALENDAR YEAR-BY-YEAR RETURNS
--------------------------------------------------------------------------------
1997     1996     1995    1994    1993    1992    1991    1990    1989    1988
--------------------------------------------------------------------------------
3.19%    3.07%    3.41%   2.42%   2.03%   2.49%   3.81%   5.16%   5.71%   4.67%

   As of September 30, 1998, the end of the most recent calendar quarter, California Tax-Free Money Market's year-to-date return was 2.25%.


California Tax-Free Money Market                    American Century Brokerage


      The highest and lowest returns of the fund's shares for a quarter during the last 10 calendar years are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart - data below]
   --------------------------------------------------------------------------
   HIGHEST AND LOWEST QUARTERLY RETURNS
   --------------------------------------------------------------------------
   Quarter Ended 6/30/89                                       1.52%
   --------------------------------------------------------------------------
   Quarter Ended 3/31/94                                       0.44%
   --------------------------------------------------------------------------

      The following table shows the average annual return of the fund's shares for the periods indicated. The Lipper California Tax-Exempt Money Market Average, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                        1 YEAR      5 YEARS      10 YEARS
   --------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
   --------------------------------------------------------------------------
       California Tax-Free
        Money Market                     3.09%       2.97%        3.48%
   --------------------------------------------------------------------------
       Lipper California Tax-Exempt
        Money Market Average             2.86%       2.86%        3.47%
   --------------------------------------------------------------------------

      For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

      There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to purchase the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

   --------------------------------------------------------------------------
    ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   --------------------------------------------------------------------------
       Management Fee                                            0.50%(1)
   --------------------------------------------------------------------------
       Distribution and Service (12b-1) Fees                      None
   --------------------------------------------------------------------------
       Other Expenses(2)                                         0.00%
   --------------------------------------------------------------------------
       Total Annual Fund Operating Expenses                      0.50%
   --------------------------------------------------------------------------

   (1) Based on assets at August 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

   (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

       EXAMPLE
          Assuming you...
          * invest $10,000 in the fund
          * redeem your shares at the end of the periods shown below
          * earn a 5% return each year
          * incur the same fund operating expenses shown above
             ...your cost of investing in the fund would be:

   --------------------------------------------------------------------------
          1 year          3 years          5 years          10 years
   --------------------------------------------------------------------------
            $51             $160             $279             $627
   --------------------------------------------------------------------------

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

      American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager of the California Tax-Free Money Market team is identified below:

      TODD PARDULA, Portfolio Manager, has been a member of the California Tax-Free Money Market team since May 1994. He joined American Century in 1990. He has a bachelor's in finance from Santa Clara University and is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

   * Complete and return the enclosed brokerage application along with an investment check payable to American Century Brokerage

   * Call us and send your investment by bank wire transfer

   * If you already have an American Century Brokerage account, simply contact us by writing, calling or accessing our Web site

      Your initial investment in your brokerage account must be at least $2,500. If the value of your brokerage account falls below this account minimum, your shares may be redeemed involuntarily.


Fund Profile                                  California Tax-Free Money Market


7. HOW DO I SELL FUND SHARES?

      You may sell all or part of your fund shares on any business day by writing, calling or accessing our Web site. You also may sell your shares in California Tax-Free Money Market and make other investments through American Century Brokerage. Depending on the options you select when you open your account, some restrictions may apply.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

      Dividends are declared and available for redemption daily. Distributions will generally be exempt from California and federal income taxes. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

      American Century Brokerage offers several ways to make it easier for you to manage your account, such as:

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour TeleSelect Automated Information and Trading Line transactions
     * 24-hour online Internet account access and transactions

      You will find more information about these choices in our Brokerage Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.


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[american century logo(reg.sm)]
American
Century
__________
Brokerage
__________


AMERICAN CENTURY BROKERAGE, INC.
P.O. BOX 419146
KANSAS CITY, MISSOURI 64141-6146

WWW.AMERICANCENTURY.COM

BROKERAGE ASSOCIATE
1-888-345-2071

TELESELECT AUTOMATED INFORMATION
AND TRADING LINE
1-888-345-2091

SEP-IRA SERVICES
1-800-345-3533 x 4210

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

FAX
650-967-9627


BK-BRO-13794   9812                                     Funds Distributor, Inc.